Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Company Share Incentive Plan [Member]
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 201
9
:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of January 1, 201 9	21,783,103	0.0296	7.36	258,030
Granted	5,820,796	0.0002
Exercised	(3,290,330)	0.0082
Forfeited	(515,862)	0.0002
Outstanding as of December 31, 201 9	23,797,707	0.0260	7.05	397,993
Exercisable as of December 31, 201 9	12,180,915	0.0506	5.58	203,414

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model after the Company completed its initial public offering
, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2017	2.47%~2.87%	6 years	50.7%~54.0%	—	0.0002
2018	3.16%~3.66%	6 years	50.0%~50.7%	—	0.0002
2019	2.45%~3.21%	6 years	49.0%~50.5%	—	0.0002

Options classified as Equity Awards | 2018 Plan
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2019:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic value (US$)
Outstanding as of December 31, 2018	9,482,930	1.4309	7.45	35,666

Granted	3,414,378	3.8135
Redeemed	(170,118)	0.1796
Forfeited	(802,107)	1.1616

Outstanding as of December 31, 2019	11,925,083	2.1490	7.40	34,356

Exercisable as of December 31, 2019	4,797,434	1.0284	6.18	19,197

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.58%	10 years	55.4%	—	0.32 ~ 5.0
During the year ended December 31, 2019	2.30%~3.50%	10 years	54.2%~55.4%	—	0.32~5.0

Options classified as Liability Awards | 2018 Plan
Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated using the binomial tree pricing model with the following assumptions used during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.39%~3.58%	10 years	55.4%~55.6%	—	0.0004
During the year ended December 31, 2019	2.45%~3.19%	10 years	54.2%~55.5%	—	0.0004